SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended							6 Months Ended	12 Months Ended
	Mar. 01, 2017	Mar. 31, 2017		Mar. 23, 2017	Feb. 28, 2017	Jan. 27, 2017	Apr. 28, 2015	Feb. 28, 2015	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2017	Apr. 30, 2015	Dec. 31, 2014	May 31, 2014	Feb. 28, 2014	Dec. 31, 2013	Feb. 28, 2013
Subsequent Event [Line Items]
Number of securities called by warrants or rights		140,000						840,000	140,000			840,000	331,293	563,910				37,594
Exercise price of warrants or rights (in dollars per share)		$ 5.90							$ 5.90				$ 1.393	$ 2.66	$ 1.393			$ 2.66
Debt instrument, face amount	$ 1,030
Debt instrument, interest rate, stated percentage		6.00%
Percentage of beneficial ownership of common stock		9.99%					9.99%
Proceeds from issuance or sale of equity	$ 1,030							$ 3,005	$ 1,030	$ 0	$ 3,005
Description of conversion feature	At a price per share equal to the lesser of: (a) 80% of the price per share at which such securities are sold in such Qualified Financing and (b) $5.90 per share, as such amount may be adjusted for any stock split, stock dividend, reclassification or similar events affecting the Companys capital stock.	At a price per share equal to the lesser of: (a) 80% of the price per share at which such securities are sold in such Qualified Financing and (b) $5.90 per share, as such amount may be adjusted for any stock split, stock dividend, reclassification or similar events affecting the Companys capital stock.
Amendment 1 [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																	$ 600
Amendment 2 [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights																37,594
Debt instrument, face amount																$ 900
Exercise Price One [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights								420,000
Exercise price of warrants or rights (in dollars per share)								$ 3.00
Exercise Price One [Member] | Amendment 1 [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights					420,000	420,000
Exercise price of warrants or rights (in dollars per share)					$ 3.00	$ 3.00
Exercise Price Two [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights								420,000
Exercise price of warrants or rights (in dollars per share)								$ 6.00
Exercise Price Two [Member] | Amendment 2 [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights					420,000	420,000
Exercise price of warrants or rights (in dollars per share)					$ 6.00	$ 6.00
Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights	412,000
Exercise price of warrants or rights (in dollars per share)	$ 5.90
Debt instrument, face amount		$ 350
Debt instrument, interest rate, stated percentage	6.00%
Minimum [Member]
Subsequent Event [Line Items]
Proceeds from issuance or sale of equity	$ 2,000	2,000	[1]
Bridge Loan [Member]
Subsequent Event [Line Items]
Proceeds from short-term debt	$ 1,030	$ 350		$ 350					$ 350
Warrants Expiration Period Two [Member]
Subsequent Event [Line Items]
Warrants expiration period					Feb. 10, 2019	Feb. 10, 2019
Warrants Expiration Period Two [Member] | Exercise Price One [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights					140,000	140,000
Exercise price of warrants or rights (in dollars per share)					$ 3.00	$ 3.00
Warrants Expiration Period Two [Member] | Exercise Price Two [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights					140,000	140,000
Exercise price of warrants or rights (in dollars per share)					$ 6.00	$ 6.00
Warrants Expiration Period Three [Member]
Subsequent Event [Line Items]
Warrants expiration period					Feb. 23, 2019	Feb. 23, 2019
Warrants Expiration Period Three [Member] | Exercise Price One [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights					13,333	13,333
Exercise price of warrants or rights (in dollars per share)					$ 3.00	$ 3.00
Warrants Expiration Period Three [Member] | Exercise Price Two [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights					13,333	13,333
Exercise price of warrants or rights (in dollars per share)					$ 6.00	$ 6.00
Warrants Expiration Period One [Member]
Subsequent Event [Line Items]
Warrants expiration period					Jan. 29, 2019	Jan. 29, 2019
Warrants Expiration Period One [Member] | Exercise Price One [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights					266,667	266,667
Exercise price of warrants or rights (in dollars per share)					$ 3.00	$ 3.00
Warrants Expiration Period One [Member] | Exercise Price Two [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights					266,667	266,667
Exercise price of warrants or rights (in dollars per share)					$ 6.00	$ 6.00

[1]	Represents an amount lower than $ 1 thousands.